Contract liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Contract Liabilities
Contract liabilities as at December 31, 2019 and 2018 consist of the following:

	31/12/19	31/12/18
Advance payments from customers	11,821	10,312
Deferred income from licensing of Natuzzi’ s trademarks	7,108	7,491
Deferred revenue for Natuzzi Display System	3,369	3,399
Deferred revenue for Service-Type Warranty	805	897

Total contract liabilities	23,103	22,099
Less non-current portion	(9,089)	(9,934)

Current portion	14,014	12,165